Investments	12 Months Ended
Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Investments

4.     INVESTMENTS

Short-term Investments

As of December 31, 2016, all of the short-term held-to-maturity investments were time deposits in commercial banks with maturities of less than one year. The short-term available-for-sale investments are debt securities with maturities of less than one year purchased from commercial banks and other financial institutions, and equity securities of a publicly listed company. The short-term trading investments are debt securities the Company intends to trade within one year.

During the years ended December 31, 2014, 2015 and 2016, the Company recorded interest income from its short-term investments of RMB1.81 billion, RMB2.20 billion and RMB2.32 billion (US$334.78 million) in the consolidated statements of comprehensive income, respectively.

Long-term Investments

The Company’s long-term investments consist of cost method investments, equity method investments, held-to-maturity investments with original and remaining maturities of greater than 12 months and available-for-sale investments.

Cost method investments

The carrying amount of cost method investments was RMB7.30 billion and RMB12.94 billion (US$1.86 billion) as of December 31, 2015 and 2016, respectively. The Company’s investments in preferred shares of the investees are not considered in-substance common stock since these preferred shares contain terms such as dividend and liquidation preferences over the ordinary shares of the investees. In addition, the preferred shares do not have mandatory redemption features nor readily determinable fair values. As a result, these investments in preferred shares are accounted for under the cost method.

In 2016, the Company exchanged its equity shares of Uber (Cayman), Ltd. (“Uber China”), with Xiaoju Kuaizhi, Inc. (“Didi”), a China based ridesharing company,upon the merger of the two companies. The Company recognized a total gain of RMB1.99 billion (US$287.02 million) in “Other income,net”, and the retained investment in Didi was accounted for as a cost method investment.

Equity method investments

Equity Investment in Ctrip.com International, Ltd. (“Ctrip”) On October 26, 2015, the Company completed a share exchange transaction with Ctrip (“Ctrip transaction”), a company engaged in the online travelling business. The Company exchanged its beneficially owned 178,702,519 Class A ordinary shares and 11,450,000 Class B ordinary shares of its majority-owned subsidiary Qunar Cayman Islands Limited (“Qunar”) in exchange for 11,488,381 newly-issued ordinary shares of Ctrip. The Company recognized a total gain of RMB24.42 billion from the Ctrip transaction in “Other income, net” in the consolidated statements of comprehensive income for the year ended December 31, 2015. In 2016, further shares were acquired by the Company, and as of December 31, 2016 the Company held 20.49% of Ctrip’s outstanding shares. The Company accounts for the investment in Ctrip as an equity method investment in accordance with ASC 323 due to its significant influence over the entity.

The following tables set forth the summarized financial information of Ctrip:

	As of September 30,*
	2015	2016	2016
	RMB	RMB	US$
	(In thousands)
Current assets	25,750,458	52,222,057	7,521,541
Non-current assets	23,500,517	83,336,195	12,002,909
Current liabilities	18,873,779	33,173,779	4,778,018
Non-current liabilities	17,492,002	31,127,826	4,483,339
Noncontrolling interests	1,063,306	3,678,212	529,773

	For the twelve months ended September 30,*
	2014	2015	2016	2016
	RMB	RMB	RMB	US$
	(In thousands)
Total revenues	7,280,123	10,484,967	17,641,715	2,540,935
Gross profit	4,962,670	7,072,995	12,668,586	1,824,656
Income (loss) from operations	433,052	(115,056)	(1,680,672)	(242,067)
Net income	625,520	2,052,526	(2,176,932)	(313,543)
Net income attributable to the investees	728,644	2,207,503	(2,000,291)	(288,102)

*	The Company adopted one-quarter lag in reporting its share of equity income in Ctrip

During the year ended December 31, 2016, the Company derecognized a group of assets sold to a third party and deconsolidated several subsidiaries due to the loss of a controlling equity interest in the subsidiary or substantive participating rights granted to other minority shareholders of the subsidiaries. An aggregate gain of RMB1.42 billion (US$204.32 million) was recognized in “Other income, net” during the year ended December 31, 2016 accordingly. The Company’s retained interest in these subsidiaries were accounted for as equity method investments. Fair values of investments retained were estimated by using the income approach or market approach. Inputs used in these methodologies primarily included future cash flows, discount rate, and the selection of comparable companies operating in similar businesses. The transactions with these equity investees are aggregately disclosed in Note 19.

As of December 31, 2015 and 2016, the Company held several other equity method investments besides Ctrip through its subsidiaries or VIEs, all of which were accounted for under the equity method since the Company can exercise significant influence but does not own a majority equity interest in or control them. The carrying amount of all of the equity method investments was RMB28.54 billion and RMB32.26 billion (US$4.65 billion) as of December 31, 2015 and 2016, respectively. The Company excluded the summarized information for these other equity method investments, as the other equity investees were insignificant for all the years presented.

Long-term held-to-maturity investments were time deposits in commercial banks with original and remaining maturities of greater than one year. The held-to-maturity investments are stated at amortized cost. Long-term available-for-sale equity investments represent investments in the equity securities of publicly listed companies. As the Company does not have significant influence over the investees, the investments were classified as available-for-sale and reported at fair value.

The methodology used in the determination of fair values for held-to-maturity investments and available-for-sale investments were summarized in Note 21.

The total impairment charges on long-term investments were RMB93.42 million, RMB116.98 million and RMB245.33 million (US$35.33 million) for the years ended December 31, 2014, 2015 and 2016, respectively.

The short-term held-to-maturity debt investments as well as the short-term available-for-sale investments will mature within one year; whereas the long-term held-to-maturity debt investments as well as the long-term available-for-sale debt investments will mature after one year through two years.

	As of December 31, 2015
	Cost or Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Gross unrealized losses	Fair value
	RMB	RMB	RMB	RMB	RMB	RMB
	(In thousands)
Short-term investments
Held-to-maturity investments
Fixed-rate investments	36,942,840	197,848	(6,592)			37,134,096
Available-for-sale investments
Fixed-rate debt investments	6,872,077			86,322		6,958,399
Adjustable-rate debt investments	13,137,500			187,885		13,325,385
Equity investments	600,543			142,075		742,618
Long-term investments:
Held-to-maturity investments
Fixed-rate investments	1,838,953		(32,507)			1,806,446
Available-for-sale investments
Equity investments	322,269				(45,304)	276,965

	As of December 31, 2016
	Cost or Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Gross unrealized losses	Fair value	Fair value
	RMB	RMB	RMB	RMB	RMB	RMB	US$
	(In thousands)
Short-term investments
Held-to-maturity investments
Fixed-rate investments	41,802,170	70,018	(3,547)			41,868,641	6,030,339
Available-for-sale investments
Fixed-rate debt investments	14,352,711			31,197	(6,052)	14,377,856	2,070,842
Adjustable-rate debt investments	14,673,620			313,196		14,986,816	2,158,550
Equity investments	32,899				(4,112)	28,787	4,146
Trading securities	7,685,697			61,739		7,747,436	1,115,863
Long-term investments:
Available-for-sale investments
Equity investments	527,596				(31,084)	496,512	71,513